SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 300 SOUTH GRAND AVENUE LOS ANGELES, CALIFORNIA 90071-3144 TEL: (213) 687-5000 FAX: (213) 687-5600 www.skadden.com	FIRM/AFFILIATE OFFICES BOSTON CHICAGO HOUSTON NEW YORK SAN FRANCISCO WASHINGTON, D.C. WILMINGTON
October 6, 2006	BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SINGAPORE SYDNEY TOKYO TORONTO VIENNA

VIA EDGAR AND COURIER
Ms. Elaine Wolff, Esq.
Branch Chief
Office of Real Estate and Business Services
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Douglas Emmett, Inc.
  Registration Statement on Form S-11
  Registration No. 333-135082

Dear Ms. Wolff:

        On behalf of Douglas Emmett, Inc. ("Douglas Emmett"), in connection with the proposed initial public offering (the "IPO") of Douglas Emmett's common stock, we have electronically transmitted under separate cover Amendment No. 4 to the Registration Statement on Form S-11 (File No. 333-135082), including exhibits (the "Registration Statement"), for filing under the Securities Act of 1933, as amended.

        We hereby supplementally provide to you a detailed calculation of net tangible book value per share before the formation and refinancing transactions and the IPO.

        Please contact me at (213) 687-5234 or Jennifer Bensch at (212) 735-2950 should you require further information.

Very truly yours,
/s/ GREGG A. NOEL Gregg A. Noel
cc:
Securities and Exchange Commission
Steve Jacobs
Howard Efron

Douglas Emmett, Inc.
Amendment No. 4 to Form S-11 (No. 333-135082)

Dilution Caculation (page 52)
(in thousands except share amounts)

		Historical Cost	Ref	Pro Forma	Ref
Total assets, 6/30/06		3,056,568	DERA 6-30 BS	6,084,744	DERA 6-30 Pro-Forma BS
Less:
Loan fees	16,139
Accum. amort.	(2,174)	(13,965)	DERA 6-30 FN4	(4,430)	DERA 6-30 FN G

Acquired above-market tenant leases, net		(4,797)	DERA 6-30 FN4	(42,747)	DERA Pro-Forma worksheets
Acquired in-place lease value, net		(27,558)	DERA TB	(316,912)	DERA Pro-Forma worksheets
Deferred leasing costs		(89,294)	DERA TB	(79,294)	DERA Pro-Forma worksheets
Deferred rent receivables		(66,086)	DERA 6-30 BS	(320)	DERA 6-30 Pro-Forma BS
In-place workforce intangible		—		(1,953)	DERA 6-30 FN E

		(201,700)		(445,656)

		2,854,868		5,639,088

Total liabilities, 6/30/06		2,401,940		3,112,013
Less:
Acquired below-market tenant leases, net		(8,495)	DERA 6-30 FN7	(257,392)	DERA 6-30 FN7
Acquired above-market ground leases, net		(16,939)	DERA 6-30 FN7	—

		(25,434)		(257,392)

		2,376,506		2,854,621

Net tangible assets		478,362		2,784,467
Number of shares		102,517,561 (1)		165,000,000 (2)

		4.67		16.88
		12.21 (3)		3.12	Dilution

(1)
Net tangible book value per share before the formation and refinancing transactions and this offering

(2)
Pro form net tangible book value per share after the formation and refinancing transactions and this offering

(3)
Net increase in pro-forma net tangible book value per share attributable to the formation and refinancing transactions and this offering

Shares to Prior Owners Summary	OP Units	REIT Shares	Total Shares/Units
DERA and subsidiaries	44,011,442	58,506,119	102,517,561
DECO, PLE and SAEs	6,500,985	111,454	6,612,439

Total shares to prior owners	50,512,427	58,617,573	109,130,000